Other assets, income, expenses and non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2023
Interest in Other Entities [Abstract]
Components of other assets
Consist of the following (in thousands $):

	Dec. 31, 2023	Dec. 31, 2022

Assets attributable to non-controlling interest	15,439	11,301
Fund recoveries and investment receivables	6,658	4,617
Advance on unrealized carried interest	4,517	4,454
Prepaid expenses	4,017	3,741
Other(1)	3,744	2,103
Digital gold strategies(2)	3,412	3,778
Total other assets	37,787	29,994
(1) Includes miscellaneous third-party receivables.
(2) Digital gold strategies are financial instruments classified at FVTPL. Gains and losses are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.

Components of other income
Consist of the following (in thousands $):

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022

Realization of a previously unrecorded contingent asset (1)	18,588	—
Investment income (2)	3,691	1,672
Income attributable to non-controlling interest	(934)	(522)
Total other income	21,345	1,150
(1) In the second quarter, the Company received shares on the realization of an unrecorded contingent asset from a historical acquisition. The Company has no further obligation with respect to these shares.
(2) Primarily includes miscellaneous investment fund income, syndication and trailer fee income.

Components of other expenses
Consist of the following (in thousands $):

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022

Costs related to the exit of non-core businesses (1)	5,142	—
Other (2)	3,894	5,537
Foreign exchange (gain) loss	3,212	4,654
Total other expenses	12,248	10,191
(1) During the year, the Company exited its Canadian broker-dealer and its non-core asset management business that was domiciled in Korea.
(2) Includes net income (loss) attributable to non-controlling interest of ($0.9) million for the year ended December 31, 2023 (year ended December 31, 2022 - ($0.5) million) as well as non-recurring professional fees and new fund start-up costs.

Components of non-controlling interests
Non-controlling interest consists of third-party interest in the Company's co-investments. The following table provides a summary of amounts attributable to this non-controlling interest (in thousands $):

	Dec. 31, 2023	Dec. 31, 2022

Assets	15,439	11,301
Liabilities - current(1)	(133)	(211)
Liabilities - long-term(1)	(15,306)	(11,090)
(1) Current and long-term liabilities attributable to non-controlling interest are included in accounts payable and accrued liabilities and other accrued liabilities, respectively.